Restatement - Fibernet Purchase Accounting	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Restatement - Fibernet Purchase Accounting [Abstract]
Restatement - Fibernet Purchase Accounting

(2) RESTATEMENT – FIBERNET PURCHASE ACCOUNTING

On May 7, 2012, the Audit Committee of the Board of Directors of the Company and management concluded that as a result of the identification of an error in accounting for the acquisition of Fibernet that occurred during the fiscal year ended June 30, 2010, the Company's annual financial statements for fiscal years ended June 30, 2011 and 2010, the Company's interim financial statements for each of the periods in 2011, and the interim financial statements for the first two quarters of the fiscal year ended June 30, 2012 should be restated.

The restatement is a result of an error in accounting for the Company's September 9, 2009 acquisition of FiberNet Telecom Group Inc. ("FiberNet"). The error relates to the calculation of the deferred tax assets recognized in the acquisition. The error arose from a mathematical error on the stub period tax return of FiberNet which covered the period January 1, 2009 through September 9, 2009 that resulted in an overstatement of the tax deduction associated with the exercise of warrants that had previously been issued to a landlord of FiberNet. In purchase accounting, management utilized the overstated net operating loss carryforward included on the stub period return when determining the value to ascribe to the deferred tax assets acquired and the resulting gain on bargain purchase.

The misstatement does not impact operating income or cash flows from operating, investing or financing activities for any of the periods impacted by the error. The correction of the amount of the deferred tax asset recorded in the acquisition of FiberNet had the following impact on condensed consolidated balance sheets of the Company and condensed consolidated statement of member's equity as previously reported on the Company's June 30, 2011 Annual Report on Form 10-K filed with the Securities and Exchange Commission ("SEC") on September 9, 2011:

	As of June 30, 2011
	Previously Reported	Correction	Restated
	(in thousands)
Adjustment to Consolidated Balance Sheets
Goodwill	83,820	1,160	84,980
Deferred tax liability	(8,322)	(10,241)	(18,563)
Accumulated deficit	(8,088)	(9,081)	(17,169)

Adjustment to Consolidated Statement of Member's Equity
Accumulated deficit	(8,088)	(9,081)	(17,169)

(2) RESTATEMENT – FIBERNET PURCHASE ACCOUNTING

On May 7, 2012, the Audit Committee of the Board of Directors of the Company and management concluded that as a result of the identification of an error in accounting for the acquisition of FiberNet that occurred during the fiscal year ended June 30, 2010, the Company's annual financial statements as of and for the fiscal years ended June 30, 2011 and 2010, the Company's interim financial statements for each period in 2011 and the interim financial statements as of and for the first two quarters of the fiscal year ended June 30, 2012 should be restated.

The restatement is a result of an error in accounting for the Company's September 9, 2009 acquisition of FiberNet Telecom Group Inc. ("FiberNet"). The error relates to the calculation of the deferred tax assets recognized in the acquisition. The error arose from a mathematical error on the stub period tax return of FiberNet which covered the period January 1, 2009 through September 9, 2009, that resulted in an overstatement of the tax deduction associated with the exercise of warrants that had previously been issued to a landlord of FiberNet. In purchase accounting, management utilized the overstated net operating loss carryforward included on the stub period return when determining the value to ascribe to the deferred tax assets and the resulting gain on bargain purchase.

The misstatement does not impact operating income or cash flows from operating, investing or financing activities for any of the periods impacted by the error. The correction of the amount of the deferred tax asset recorded in the acquisition of FiberNet had the following impact on the fiscal 2010 financial statements:

CONSOLIDATED BALANCE SHEETS

(in thousands)

	As of June 30, 2010
	Previously Reported	Correction	Restated
Assets
Current assets
Cash and cash equivalents	$87,864	$—	$87,864
Trade receivables, net of allowance of $799 and $498 as of June 30, 2011 and 2010, respectively	11,551	—	11,551
Due from related-parties	626	—	626
Prepaid expenses	4,810	—	4,810
Deferred income taxes	4,060	—	4,060
Other assets, current	334	—	334
Assets of discontinued operations, current	3,061	—	3,061

Total current assets	112,306		112,306

Property and equipment, net of accumulated depreciation of $101,941 and $54,077 as of June 30, 2011 and 2010, respectively	297,889	—	297,889
Intangible assets, net of accumulated amortization of $37,980 and $25,421 as of June 30, 2011 and 2010, respectively	56,714	—	56,714
Goodwill	67,854	1,160	69,014
Deferred income taxes	8,508	(8,508)	—
Debt issuance costs, net	9,560	—	9,560
Other assets, non-current	4,866	—	4,866
Assets of discontinued operations, non-current	8,143	—	8,143

Total assets	$565,840	$(7,348)	$558,492

Liabilities and member's equity
Current liabilities
Accounts payable	$10,015	$—	$10,015
Accrued liabilities	17,152	—	17,152
Accrued interest	7,794	—	7,794
Capital lease obligations, current	1,673	—	1,673
Deferred revenue, current	8,091	—	8,091
Liabilities of discontinued operations, current	1,740	—	1,740

Total current liabilities	46,465	—	46,465

Capital lease obligations, non-current	11,033	—	11,033
Long-term debt	247,080	—	247,080
Deferred revenue, non-current	22,605	—	22,605
Stock-based compensation liability	21,556	—	21,556
Deferred tax liability	—	1,733	1,733
Other long term liabilities	2,397	—	2,397
Liabilities of discontinued operations, non-current	1,568	—	1,568

Total liabilities	352,704	1,733	354,437
Member's equity
Member's interest	217,129	—	217,129
Accumulated deficit	(3,993)	(9,081)	(13,074)

Total member's equity	213,136	(9,081)	204,055

Total liabilities and member's equity	$565,840	$(7,348)	$558,492

ZAYO GROUP, LLC AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS

(in thousands)

	Year Ended June 30, 2010
	Previously Reported	Correction	Restated
Revenue	$199,330	$—	$199,330

Operating costs and expenses
Operating costs, excluding depreciation and amortization	62,688	—	62,688
Selling, general and administrative expenses	65,911	—	65,911
Stock-based compensation	18,168	—	18,168
Depreciation and amortization	38,738	—	38,738

Total operating costs and expenses	185,505	—	185,505

Operating income	13,825	—	13,825

Other income/(expense)
Interest expense	(18,692)	—	(18,692)
Other (expense)/income, net	1,526	—	1,526
Gain on bargain purchase	9,081	(9,081)	—
Loss on extinguishment of debt	(5,881)	—	(5,881)

Total other expense, net	(13,966)	(9,081)	(23,047)

Loss from continuing operations before provision for income taxes	(141)	(9,081)	(9,222)
Provision for income taxes	4,823	—	4,823

Loss from continuing operations	(4,964)	(9,081)	(14,045)
Earnings from discontinued operations, net of income taxes	5,425	—	5,425

Net earnings/(loss)	$461	$(9,081)	$(8,620)

CONSOLIDATED STATEMENT OF CASH FLOWS

(in thousands)

	Year ended
	June 30,
	Previously Reported	Correction	Restated
Cash flows from operating activities
Net (loss)/earnings	$461	$(9,081)	$(8,620)
Earnings from discontinued operations	5,425	—	5,425

Loss from continuing operations	(4,964)	(9,081)	(14,045)
Adjustments to reconcile net loss to net cash provided by operating activities			—
Depreciation and amortization	38,738	—	38,738
Loss on extinguishment of debt	5,881	—	5,881
Loss on disposal of property and equipment	—	—	—
Provision for bad debts	168	—	168
Amortization of deferred financing costs and discount on debt	1,624	—	1,624
Accretion of premium on debt	—	—	—
Stock-based compensation	18,168	—	18,168
Unrealized loss on interest rate swap	744	—	744
Gain on bargain purchase	(9,081)	9,081	—
Amortization of deferred revenue	(3,500)	—	(3,500)
Deferred income taxes	4,068	—	4,068
Changes in operating assets and liabilities, net of acquisitions			—
Trade receivables	801	—	801
Interest rate swap	(2,462)	—	(2,462)
Prepaid expenses	(271)	—	(271)
Other assets	21	—	21
Accounts payable and accrued liabilities	6,429	—	6,429
Payables to related-parties	(422)	—	(422)
Customer prepayments	2,243	—	2,243
Other liabilities	15	—	15

Net cash provided by continuing operating activities	58,200	—	58,200
Cash flows from investing activities			—
Purchases of property and equipment	(58,821)	—	(58,821)
Broadband stimulus grants received	70	—	70
Acquisition of FiberNet Telecom Group, Inc., net of cash acquired	(96,571)	—	(96,571)

Net cash used in investing activities	(155,322)	—	(155,322)

Cash flows from financing activities			—
Equity contributions	39,800	—	39,800
Proceeds from long-term debt	276,948	—	276,948
Principal repayments on long-term debt	(166,193)	—	(166,193)
Changes in restricted cash	(564)	—	(564)
Principal repayments on capital lease obligations	(2,192)	—	(2,192)
Deferred financing costs	(12,353)	—	(12,353)

Net cash provided by financing activities	135,446	—	135,446

Cash flows from discontinued operations			—
Operating activities	13,923	—	13,923
Investing activities	(1,809)	—	(1,809)

Net cash provided by discontinued operations	12,114	—	12,114

Net (decrease)/increase in cash and cash equivalents	50,438	—	50,438
Cash and cash equivalents, beginning of period	38,019		38,019
Increase/(decrease) in cash and cash equivalents of discontinued operations	(593)		(593)

Cash and cash equivalents, end of period	$87,864	$—	$87,864

Correcting entries had the following carryover effect on the consolidated balance sheets of the Company and consolidated statement of member's equity as of June 30, 2011:

	Previously Reported	Correction	Restated
	(in thousands)
Adjustment to Consolidated Balance Sheets
Goodwill	$83,820	$1,160	$84,980
Deferred tax liability	$(8,322)	$(10,241)	$(18,563)
Accumulated deficit	$(8,088)	$(9,081)	$(17,169)
Adjustment to Consolidated Statement of Member's Equity
Accumulated deficit	$(8,088)	$(9,081)	$(17,169)